Guarantees and commitments (Details 2) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.6	0.6